Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Due to customers for contract work	₩ 644,947	₩ 641,064
Advances received	746,169	1,130,910
Unearned revenue	61,795	49,805
Withholdings	388,486	233,981
Firm commitment liability	15,637	24,373
Others	8,604	10,174
Other current liabilities	1,865,638	2,090,307
Non-current
Advances received	116,178	123,071
Unearned revenue	27,161	42,992
Others	52,349	84,369
Other non-current liabilities	₩ 195,688	₩ 250,432